DISCONTINUED OPERATIONS (Narrative) (Details) - Online Gaming [Member] $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Disposal of business gross amount	$ 17,500
Proceeds from Collection of Advance to Affiliate	$ 7,500